Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

Paragon Separate Account B

File Nos. 333-133675/811-07534

Flexible Premium Variable Life Insurance Policies

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Paragon Separate Account B (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses and Statements of Additional Information (“SAIs”) all dated April 27, 2026, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 28 to the Registration Statement filed electronically with the Commission on April 22, 2026.

If you have any questions, please contact me at (917) 287-6472.

Sincerely,

/s/ Heather Harker
Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company